SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [abstract]
SUBSIDIARIES
SUBSIDIARIES
The following table presents the details of the company’s subsidiaries with significant non-controlling interests:

	Jurisdiction of Formation	Ownership Interest Held by Non-Controlling Interests[1,2]
AS AT DEC. 31		2018	2017
Brookfield Property Partners L.P. (“BPY”)	Bermuda	46.2%	30.6%
Brookfield Renewable Partners L.P. (“BEP”)	Bermuda	39.5%	39.8%
Brookfield Infrastructure Partners L.P. (“BIP”)	Bermuda	70.5%	70.1%
Brookfield Business Partners L.P. (“BBU”)	Bermuda	32.0%	32.0%

1.
Control and associated voting rights of the limited partnerships (BPY, BEP, BIP and BBU) resides with their respective general partners which are wholly owned subsidiaries of the company. The company’s general partner interest is entitled to earn base management fees and incentive payments in the form of incentive distribution rights or performance fees.

2.
The company’s ownership interest in BPY, BEP, BIP and BBU includes a combination of redemption-exchange units (REUs), Class A limited partnership units, special limited partnership units, general partnership units and units or shares that are exchangeable for units in our listed partnerships, in each subsidiary, where applicable. Each of BPY, BEP, BIP and BBU’s partnership capital includes its Class A limited partnership units whereas REUs and general partnership units are considered non-controlling interests for the respective partnerships. REUs share the same economic attributes in all respects except for the redemption right attached thereto. The REUs and general partnership units participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the Class A limited partnership units of the subsidiary.

During 2018, the ownership interest held by non-controlling interests in BPY increased from 30.6% to 46.2% primarily as a result of equity issued to GGP’s shareholders as consideration when GGP was privatized in the third quarter. This increase in the proportion of BPY held by NCI was partially offset by the impact of BPY units acquired by BAM and BPY during the third and fourth quarters.
The table below presents the exchanges on which the company’s subsidiaries with significant non-controlling interests were publicly listed as of December 31, 2018:

	TSX	NYSE	Nasdaq
BPY	BPY.UN	N/A	BPY
BEP	BEP.UN	BEP	N/A
BIP	BIP.UN	BIP	N/A
BBU	BBU.UN	BBU	N/A

The following table outlines the composition of accumulated non-controlling interests presented within the company’s consolidated financial statements:

AS AT DEC. 31 (MILLIONS)	2018	2017
BPY	$31,580	$19,736
BEP	12,457	10,139
BIP	12,752	11,376
BBU	4,477	4,000
Individually immaterial subsidiaries with non-controlling interests	6,069	6,377
	$67,335	$51,628

All publicly listed entities are subject to independent governance. Accordingly, the company has no direct access to the assets of these subsidiaries. Summarized financial information with respect to the company’s subsidiaries with significant non-controlling interests is set out below. The summarized financial information represents amounts before intra-group eliminations:

	BPY		BEP		BIP		BBU
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017	2018	2017	2018	2017	2018	2017
Current assets	$7,114	$3,912	$1,961	$1,666	$2,276	$1,512	$9,781	$6,433
Non-current assets	115,406	80,435	32,142	29,238	34,304	27,965	17,537	9,371
Current liabilities	(10,306)	(11,829)	(1,689)	(2,514)	(2,417)	(1,564)	(9,016)	(5,690)
Non-current liabilities	(65,474)	(37,394)	(15,208)	(14,108)	(19,495)	(14,439)	(11,808)	(4,050)
Non-controlling interests	(31,580)	(19,736)	(12,457)	(10,139)	(12,752)	(11,376)	(4,477)	(4,000)
Equity attributable to Brookfield	$15,160	$15,388	$4,749	$4,143	$1,916	$2,098	$2,017	$2,064

Revenues	$7,239	$6,135	$2,982	$2,625	$4,652	$3,535	$37,168	$22,823
Net income attributable to:
Non-controlling interests	$2,356	$2,234	$401	$103	$724	$569	$1,106	$296
Shareholders	1,298	234	2	(52)	82	5	97	(81)
	$3,654	$2,468	$403	$51	$806	$574	$1,203	$215
Other comprehensive income (loss) attributable to:
Non-controlling interests	$(122)	$532	$2,292	$786	$(859)	$269	$(292)	$64
Shareholders	(294)	348	972	564	(86)	54	(96)	45
	$(416)	$880	$3,264	$1,350	$(945)	$323	$(388)	$109

The summarized cash flows of the company’s subsidiaries with material non-controlling interests are as follows:

	BPY		BEP		BIP		BBU
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017	2018	2017	2018	2017	2018	2017
Cash flows from (used in):
Operating activities	$1,357	$639	$1,103	$928	$1,362	$1,481	$1,341	$290
Financing activities	8,873	1,248	(1,080)	(27)	4,418	3,814	3,561	1,353
Investing activities	(8,406)	(1,886)	(624)	(328)	(5,564)	(5,721)	(3,999)	(1,595)
Distributions paid to non-controlling interests in common equity	$427	$255	$244	$227	$558	$489	$11	$9
SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY
Brookfield Finance Inc. (“BFI”) is an indirect 100% owned subsidiary of the Corporation that may offer and sell debt securities. Any debt securities issued by BFI are fully and unconditionally guaranteed by the Corporation. BFI issued $500 million of 4.25% notes due in 2026 on June 2, 2016, $550 million and $350 million of 4.70% notes due in 2047 on September 14, 2017 and January 17, 2018, respectively, and $650 million of 3.90% notes due in 2028 on January 17, 2018.
Brookfield Finance LLC (“BFL”) is a Delaware limited liability company formed on February 6, 2017 and an indirect 100% owned subsidiary of the Corporation. BFL is a “finance subsidiary,” as defined in Rule 3-10 of Regulation S-X. Any debt securities issued by BFL are fully and unconditionally guaranteed by the Corporation. On March 10, 2017, BFL issued $750 million of 4.00% notes due in 2024. On December 31, 2018, as part of an internal reorganization, BFI acquired substantially all of BFL’s assets and became a co-obligor of BFL’s 2024 notes. BFL has no independent activities, assets or operations other than in connection with any debt securities it may issue.
Brookfield Investments Corporation (“BIC”) is an investment company that holds investments in the real estate and forest products sectors, as well as a portfolio of preferred shares issued by the Corporation’s subsidiaries. The Corporation provided a full and unconditional guarantee of the Class 1 Senior Preferred Shares, Series A issued by BIC. As at December 31, 2018, C$42 million of these senior preferred shares were held by third-party shareholders and are retractable at the option of the holder.
The following tables contain summarized financial information of the Corporation, BFI, BFL, BIC and non-guarantor subsidiaries:

AS AT AND FOR THE YEAR ENDED DEC. 31, 2018 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$810	$43	$53	$163	$62,984	$(7,282)	$56,771
Net income attributable to shareholders	3,584	(46)	(1)	145	4,506	(4,604)	3,584
Total assets	59,105	4,330	13	3,296	271,534	(81,997)	256,281
Total liabilities	29,290	2,909	6	2,198	154,458	(29,730)	159,131

AS AT AND FOR THE YEAR ENDED DEC. 31, 2017 (MILLIONS)	The Corporation[1]	BFI	BFL	BIC	Subsidiaries of the Corporation other than BFI, BFL and BIC[2]	Consolidating Adjustments[3]	The Company Consolidated
Revenues	$168	$30	$43	$22	$44,908	$(4,385)	$40,786
Net income attributable to shareholders	1,462	—	—	59	2,019	(2,078)	1,462
Total assets	53,688	1,060	757	3,761	206,907	(73,453)	192,720
Total liabilities	25,444	1,042	756	2,309	113,336	(30,039)	112,848

1.	This column accounts for investments in all subsidiaries of the Corporation under the equity method.

2.	This column accounts for investments in all subsidiaries of the Corporation other than BFI, BFL and BIC on a combined basis.

3.	This column includes the necessary amounts to present the company on a consolidated basis.